CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Revenues:
Leased and owned hotels	$ 974,944	¥ 6,343,279	¥ 5,212,405	¥ 4,986,872
Manachised and franchised hotels	274,605	1,786,660	1,411,156	1,123,979
Others	6,187	40,257	31,219
Total revenues	1,255,736	8,170,196	6,654,780	6,110,851
Less: Business tax and related taxes | ¥			116,149	336,227
Net revenues	1,255,736	8,170,196	6,538,631	5,774,624
Operating costs and expenses:
Hotel operating costs	872,101	5,674,151	4,932,173	4,512,147
Other operating costs	2,663	17,324	7,606
Selling and marketing expenses	33,039	214,959	146,525	179,568
General and administrative expenses	106,200	690,970	492,141	403,008
Pre-opening expenses	31,731	206,454	71,847	110,011
Total operating costs and expenses	1,045,734	6,803,858	5,650,292	5,204,734
Other operating income (expenses), net	10,940	71,175	(17,440)	31,264
Income from operations	220,942	1,437,513	870,899	601,154
Interest income	17,313	112,645	67,366	26,712
Interest expense	(13,421)	(87,320)	(11,056)	(3,854)
Other income (expense), net	25,157	163,678	133,755	6,979
Foreign exchange gain (loss)	(2,786)	(18,128)	16,481	7,814
Income before income taxes	247,205	1,608,388	1,077,445	638,805
Income tax expense	(55,325)	(359,958)	(287,120)	(196,529)
Income (loss) from equity method investments	(1,811)	(11,783)	6,157	(2,896)
Net income	190,069	1,236,647	796,482	439,380
Less: net income (loss) attributable to noncontrolling interest	(86)	(555)	(8,133)	2,780
Net income attributable to China Lodging Group, Limited	190,155	1,237,202	804,615	436,600
Other comprehensive income
Unrealized securities holding gains, net of tax of 7,151, (1,810) and (7,965) for 2015, 2016 and 2017	133	868	16,449	68,069
Reclassification of realized gains to net income, net of tax	(812)	(5,282)	(67,921)
Foreign currency translation adjustments, net of tax of nil for 2015, 2016 and 2017	27,186	176,882	(12,627)	3,535
Comprehensive income	216,576	1,409,115	732,383	510,984
Comprehensive income (loss) attributable to the noncontrolling interest	(86)	(555)	(8,133)	2,780
Comprehensive income attributable to China Lodging Group, Limited	$ 216,662	¥ 1,409,670	¥ 740,516	¥ 508,204
Earnings per share:
Basic (in RMB and dollars per share) | (per share)	$ 0.68	¥ 4.43	¥ 2.92	¥ 1.74
Diluted (in RMB and dollars per share) | (per share)	$ 0.65	¥ 4.24	¥ 2.84	¥ 1.70
Weighted average number of shares used in computation:
Basic (in shares)	279,272,140	279,272,140	275,139,070	250,533,204
Diluted (in shares)	293,073,978	293,073,978	282,889,494	256,104,167